BETTER 10Q - UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Mortgage loans held for sale, at fair value	$ 290,580	$ 248,826		$ 1,854,435
Total other liabilities	$ 43,980	$ 59,933		$ 76,158	$ 44,690	$ 47,588
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, authorized (in shares)	197,085,530	197,085,530		197,085,530
Convertible preferred stock, issued (in shares)	108,721,433	108,721,433		108,721,433
Convertible preferred stock, outstanding (in shares)	108,721,433	108,721,433	108,721,433	108,721,433		107,634,678
Convertible preferred stock, liquidation preference	$ 415,799	$ 420,742		$ 506,450
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	355,309,046	355,309,046		355,309,046
Common stock, issued (in shares)	98,370,492	98,078,356		99,067,159
Common stock, outstanding (in shares)	98,370,492	98,078,356		99,067,159
Cash and cash equivalents	$ 109,922	$ 317,959	$ 523,932	$ 938,319
Related party
Mortgage loans held for sale, at fair value	7,426	8,320		0
Total other liabilities	$ 331	$ 440		$ 411